Intangible Assets OtherThan Goodwill	12 Months Ended
Dec. 31, 2013
Intangible Assets Other Than Goodwill [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 7: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2013 and December 31, 2012 consisted of the following:
Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2011	67,417	(7,538)	59,879
Additions	-	(8,646)	(8,646)
Balance at December 31, 2012	67,417	(16,184)	51,233
Additions*	-	(7,014)	(7,014)
Accelerated amortization	(10,347)	6,299	(4,048)
Balance at December 31, 2013	$ 57,070	$ (16,899)	$ 40,171

Unfavorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2011	(5,819)	891	(4,928)
Additions	-	683	683
Balance at December 31, 2012	(5,819)	1,574	(4,245)
Additions	-	684	684
Balance at December 31, 2013	$ (5,819)	$ 2,258	$ (3,561)

Amortization (expense) /income of favorable and unfavorable lease terms for the periods ended December 31, 2013, 2012 and 2011, is presented in the following table:
	December 31, 2013	December 31, 2012	December 31, 2011
Unfavorable lease terms	$ 684	$ 683	$ 683
Favorable lease terms charter-out(*)	(11,062)	(8,646)	(6,302)
Total	$ (10,378)	$ (7,963)	$ (5,619)

The aggregate amortizations of acquired intangibles will be as follows:
Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$ (5,135)	$ (4,959)	$ (4,913)	$ (2,846)	$ (2,811)	$ (19,507)	$ (40,171)
Unfavorable lease terms	683	683	683	684	684	144	3,561
Total	$ (4,452)	$ (4,276)	$ (4,230)	$ (2,162)	$ (2,127)	$ (19,363)	$ (36,610)

(*)Following charterer's default in July 2013, for which the Company became aware in June 2013, regarding two product tanker vessels, an amount of $4,048 has been accounted for as accelerated amortization in the consolidated statements of operations under the caption of “Depreciation and Amortization”, due to the revision of the remaining useful economic life of the related favorable lease.